Corporate Income Taxes	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Corporate Income Taxes
27	Corporate Income Taxes
Corporate income taxes recorded in the Bank’s consolidated financial statements for the years ended October 31 are as follows:

(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2023	2022
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$736	$1,779
Provincial	626	1,190
Adjustments related to prior periods	715	(251)
Foreign	1,053	897
Adjustments related to prior periods	(6)	(86)
	3,124	3,529
Deferred income taxes:
Domestic:
Federal	(604)	(543)
Provincial	(274)	(341)
Foreign	(20)	113
	(898)	(771)
Total provision for income taxes in the Consolidated Statement of Income	$2,226	$2,758
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(168)	$(2,651)
Deferred income taxes	(325)	945
	(493)	(1,706)
Reported in:
Other Comprehensive Income	(418)	(1,671)
Retained earnings	(75)	(35)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(493)	(1,706)
Total provision for income taxes	$1,733	$1,052
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$(828)	$(771)
Deferred tax expense (benefit) of tax rate changes	(70)	–
	$(898)	$(771)

(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying th
e co
mp
osite federal and provincial statutory income tax rate for the following reasons:

	2023		2022
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,705	27.7%	$3,394	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(710)	(7.3)	(375)	(2.9)
Tax-exempt income from securities	(341)	(3.5)	(284)	(2.2)
Other, net (1)	572	5.9	23	0.2
Total income taxes and effective tax rate (2)	$2,226	22.8%	$2,758	21.3%

(1)	Includes $579 tax expense for the CRD and $48 tax benefit from the non-taxable gain related to the divestiture of the equity interest in CTFS.
(2)	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.

(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2023	2022	2023	2022
Deferred tax assets:
Loss carryforwards	$(201)	$(904)	$1,281	$1,079
Allowance for credit losses	(172)	(17)	1,155	969
Deferred compensation	(77)	42	274	199
Deferred income	(95)	192	127	54
Property and equipment	(19)	(60)	339	359
Pension and other post-retirement benefits	(48)	10	321	234
Securities	(15)	(65)	386	433
Lease liabilities	(1)	(31)	936	946
Cash flow hedges	–	–	–	–
Other	(177)	(81)	573	380
Total deferred tax assets	$(805)	$(914)	$5,392	$4,653
Deferred tax liabilities:
Cash flow hedges	$–	$–	$127	$159
Deferred compensation	(19)	(7)	180	148
Deferred income	(23)	(7)	36	40
Property and equipment	174	135	569	810
Pension and other post-retirement benefits	1	(12)	120	106
Securities	(152)	(54)	385	236
Investment in subsidiaries and associates	43	(14)	67	126
Intangible assets	160	37	1,454	1,613
Other	(91)	(221)	370	612
Total deferred tax liabilities	$93	$(143)	$3,308	$3,850
Net deferred tax assets (liabilities) (1)	$(898)	$(771)	$2,084	$803

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $2,084 (2022 – $803) are represented by deferred tax assets of $3,530 (2022 – $1,903), and deferred tax liabilities of $1,446 (2022 – $1,100) on the Consolidated Statement of Financial Position.

The major changes to net deferred taxes
w
ere as follows:

For the year ended October 31 ($ millions)	2023	2022
Balance at beginning of year	$803	$902
Deferred tax benefit (expense) for the year recorded in income	898	771
Deferred tax benefit (expense) for the year recorded in equity	325	(945)
Disposed in divestitures	–	–
Other	58	75
Balance at end of year	$2,084	$803

The tax related to temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in the Consolidated Statement of Financial Position amounts to $10 million (October 31, 2022 – $30 million). The amount related to unrecognized losses is $10 million, which will expire as follows: $4 million between 2023 and 203
3
 and $6 million has no expiry.
Included in the net deferred tax asset are tax benefits of $2,563 million
(2022 – $1,420 million) that relate to tax losses incurred in Canadian or foreign operations in either the current or the preceding year
.
In determining if it is appropriate to recognize these tax benefits, the Bank relied on projections of future taxable profits.
The amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized at October 31, 2023 is approximately $50 billion (2022 – $41 billion).
Tax Assessments
The Bank received reassessments totaling $1,555 million of tax and interest as a result of the Canada Revenue Agency (CRA) denying the tax deductibility of certain Canadian dividends received during the 2011–2018 taxation years. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by tax rules introduced in 2015 and 2018. The Bank has filed a Notice of Appeal with the Tax Court of Canada against the federal reassessment in respect of its 2011 taxation year. In addition, a subsidiary of the Bank received reassessments on the same matter in respect of its 2018 taxation year totaling $2 million of tax and interest.
A subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014 – 2018 taxation years totaling $551 million of tax, penalties, and interest. The subsidiary has filed a Notice of Appeal with the Tax Court of Canada against the federal assessment in respect of its 2014-2018 taxation years.
In respect of both matters the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.
Canadian Federal Tax Measures
On December 15, 2022, certain Canadian federal tax measures impacting the Bank were enacted into law including the Canada Recovery Dividend (CRD), a one-time
15% tax on taxable income in excess of $1 billion, as well as an increase of 1.5% to the federal corporate income tax rate on taxable income above $100 million.
The impact of these enacted tax measures was recognized in the Bank’s financial results for the year ended October 31, 2023. The Bank recognized income tax expense of $579 million in the Consolidated Statement of Income for the present value of the total CRD payable of approximately $640 million. The difference will accrete as interest expense over the remaining four-year period. The increase in the Canadian statutory tax rate resulted in a benefit of $39 million related to the 2022 taxation year, recorded in Q1 2023. This included the revaluation of the Bank’s deferred tax assets and liabilities. Of this amount, $13 million was recognized in the Consolidated Statement of Income and the remainder in Other Comprehensive Income.
Global Minimum Tax
The OECD published Pillar Two model rules in December 2021 as part of its efforts toward international tax reform. The rules aim to have large multinational enterprises pay a minimum effective tax rate of 15% in each jurisdiction they operate. OECD member countries are in the process of developing domestic tax legislation to implement the rules.
On May 23, 2023, the IASB issued amendments to IAS 12
Income Taxes
introducing a temporary mandatory exception from the recognition and disclosure of deferred taxes related to the implementation of Pillar Two global minimum tax rules. Additional disclosures will be required in future periods for current taxes related to effective rules and impacts from enacted legislation not yet in effect. The Bank has applied the deferred tax exception and will continue monitoring the progress of relevant legislation globally to determine the impact upon substantive enactment.